Debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities In Issue [Line Items]
Debt securities	$ 1,518	$ 454
Treasury bills chargeable at central banks
Debt Securities In Issue [Line Items]
Debt securities	1,365	401
Mandatory deposits at central banks
Debt Securities In Issue [Line Items]
Debt securities	93	42
Bonds and other interest bearing securities
Debt Securities In Issue [Line Items]
Debt securities	$ 60	$ 11